Share-Based Payment Transactions (Details) - Schedule of expenses - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Expenses Abstract
Research and development expenses	$ 200	$ 159	$ 138
General and administrative expenses	198	158	132
Share-based payments	$ 398	$ 317	$ 270